Subsequent Event	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]	Subsequent Event On February 3, 2016, the Partnership announced that MPC has offered to contribute its inland marine business in exchange for securities. The transaction closed on March 31, 2016.